Schedule of Segment Reporting Information, Total Assets by Segment (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 1	$ 19,803,442
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 2	30,120,023
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 4	32,651,184
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 5	86,444,794
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 7	364,892
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 8	1,236,137
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 10	13,272,186
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 11	60,152,454
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 13	66,091,704
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 14	$ 179,405,809